Investment in material joint ventures - Joint venture comprehensive income (Details) - USD ($) $ in Millions	2 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2019
Joint venture
Loss for the period			$ (48)	$ (49)
Trivium Packaging B.V.
Joint venture
Investment in material joint ventures	$ 375	$ 375	390	$ 375	$ 412
Loss for the period	(49)		(48)
Other comprehensive income	7		29
Total comprehensive loss	$ (42)	$ (42)	$ (19)
Trivium Packaging B.V.
Joint venture
Ownership interest	42.00%		42.00%	42.00%
Ontario Teachers | Trivium Packaging B.V.
Joint venture
Ownership interest			58.00%